Subsequent Events (Details) - Subsequent Event [Member] - shares	Jan. 30, 2024	Jan. 23, 2024
Subsequent Event [Line Items]
Number of RSUs, Granted	867,814
2023 Equity Incentive Plan [Member]
Subsequent Event [Line Items]
Number of shares authorized for issuance under share-based payment arrangement.		1,500,000
2023 Equity Incentive Plan [Member] | Minimum [Member]
Subsequent Event [Line Items]
Number of shares authorized for issuance under share-based payment arrangement.		1,500,000
2023 Equity Incentive Plan [Member] | Maximum [Member]
Subsequent Event [Line Items]
Number of shares authorized for issuance under share-based payment arrangement.		3,000,000
Restricted Stock Units (RSUs) [Member] | Minimum [Member]
Subsequent Event [Line Items]
Stock option vesting period	2 years
Restricted Stock Units (RSUs) [Member] | Maximum [Member]
Subsequent Event [Line Items]
Stock option vesting period	4 years